PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Common Stocks 99.5%
Issuer Shares Value ($)
Communication Services  10.0%
Diversified Telecommunication Services 2.4%
AT&T, Inc. 1,787 67,227
CenturyLink, Inc. 268 3,661
Verizon Communications, Inc. 1,017 60,450
Total 131,338
Entertainment 0.2%
Electronic Arts, Inc.
(a)
71 7,662
Take-Two Interactive Software, Inc.
(a)
28 3,490
Zynga, Inc. Class A
(a)
206 1,240
Total 12,392
Interactive Media & Services 6.2%
Alphabet, Inc. Class A
(a)
73 104,593
Alphabet, Inc. Class C
(a)
74 106,133
Facebook, Inc. Class A
(a)
592 119,531
Match Group, Inc.
(a)
13 1,017
Total 331,274
Media 1.2%
AMC Networks, Inc. Class A
(a)
10 366
Cable One, Inc. 1 1,704
Comcast Corp. Class A 1,086 46,904
Fox Corp. Class A 86 3,189
Fox Corp. Class B 40 1,453
Interpublic Group of Cos., Inc. (The) 94 2,134
Omnicom Group, Inc. 53 3,992
Sirius XM Holdings, Inc. 332 2,347
Total 62,089
Total Communication Services 537,093
Consumer Discretionary  9.6%
Auto Components 0.1%
Lear Corp. 31 3,819
Automobiles 0.3%
Ford Motor Co. 2,018 17,799
Distributors 0.2%
LKQ Corp.
(a)
156 5,099
Pool Corp. 20 4,386
Total 9,485
Diversified Consumer Services 0.1%
frontdoor, Inc.
(a)
42 1,788
H&R Block, Inc. 104 2,413
Total 4,201
Hotels, Restaurants & Leisure 2.1%
Aramark 123 5,429
Caesars Entertainment Corp.
(a)
291 3,978
Darden Restaurants, Inc. 63 7,335
Hilton Worldwide Holdings, Inc. 144 15,523
International Game Technology PLC 50 675
Las Vegas Sands Corp. 173 11,299
MGM Resorts International 256 7,951
Starbucks Corp. 609 51,662
Wyndham Destinations, Inc. 46 2,232
Yum China Holdings, Inc. 182 7,839
Total 113,923
Household Durables 0.8%
DR Horton, Inc. 172 10,182
Garmin Ltd. 74 7,174
Lennar Corp. Class A 143 9,490
Lennar Corp. Class B 8 420
NVR, Inc.
(a)
2 7,634
PulteGroup, Inc. 128 5,715
Toll Brothers, Inc. 67 2,972
Total 43,587
Common Stocks (continued)
Issuer Shares Value ($)
Internet & Direct Marketing Retail 1.2%
Booking Holdings, Inc.
(a)
21 38,441
eBay, Inc. 404 13,558
Etsy, Inc.
(a)
60 2,929
Expedia Group, Inc. 71 7,700
Qurate Retail, Inc. Series A
(a)
206 1,757
Total 64,385
Multiline Retail 0.9%
Dollar General Corp. 133 20,403
Target Corp. 255 28,239
Total 48,642
Specialty Retail 3.5%
AutoZone, Inc.
(a)
12 12,696
Best Buy Co., Inc. 118 9,993
Home Depot, Inc. (The) 558 127,280
O'Reilly Automotive, Inc.
(a)
38 15,432
Ross Stores, Inc. 185 20,755
Total 186,156
Textiles, Apparel & Luxury Goods 0.4%
Hanesbrands, Inc. 193 2,656
Skechers U.S.A., Inc. Class A
(a)
67 2,505
Under Armour, Inc. Class A
(a)
95 1,917
Under Armour, Inc. Class C
(a)
97 1,742
VF Corp. 158 13,109
Total 21,929
Total Consumer Discretionary 513,926
Consumer Staples  6.4%
Food & Staples Retailing 1.7%
Kroger Co. (The) 273 7,333
Sprouts Farmers Market, Inc.
(a)
41 641
Sysco Corp. 163 13,389
Walgreens Boots Alliance, Inc. 264 13,424
Walmart, Inc. 479 54,840
Total 89,627
Food Products 0.7%
Campbell Soup Co. 57 2,758
Flowers Foods, Inc. 66 1,421
General Mills, Inc. 205 10,705
Hershey Co. (The) 49 7,604
Ingredion, Inc. 23 2,024
JM Smucker Co. (The) 38 3,937
Kellogg Co. 84 5,730
Kraft Heinz Co. (The) 216 6,307
Total 40,486
Household Products 2.6%
Colgate-Palmolive Co. 282 20,806
Kimberly-Clark Corp. 117 16,759
Procter & Gamble Co. (The) 840 104,681
Total 142,246
Personal Products 0.0%
Nu Skin Enterprises, Inc. Class A 19 619
Tobacco 1.4%
Altria Group, Inc. 638 30,324
Philip Morris International, Inc. 528 43,666
Total 73,990
Total Consumer Staples 346,968
Energy  3.6%
Energy Equipment & Services 0.1%
Baker Hughes Co. 278 6,021
Patterson-UTI Energy, Inc. 90 715
Total 6,736

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2020 (Unaudited)
2 |
Common Stocks (continued)
Issuer Shares Value ($)
Oil, Gas & Consumable Fuels 3.5%
Cabot Oil & Gas Corp. 181 2,550
Chevron Corp. 842 90,212
ConocoPhillips 486 28,883
Continental Resources, Inc. 39 1,061
Devon Energy Corp. 180 3,910
EQT Corp. 113 684
HollyFrontier Corp. 67 3,010
Marathon Oil Corp. 360 4,093
Marathon Petroleum Corp. 290 15,805
Murphy Oil Corp. 70 1,467
PBF Energy, Inc. Class A 53 1,447
Phillips 66 198 18,091
Range Resources Corp. 99 297
Valero Energy Corp. 184 15,513
Total 187,023
Total Energy 193,759
Financials  13.1%
Banks 5.1%
Bank of America Corp. 4,575 150,197
CIT Group, Inc. 52 2,377
Citigroup, Inc. 1,231 91,599
Citizens Financial Group, Inc. 244 9,096
Comerica, Inc. 81 4,954
First Horizon National Corp. 170 2,720
Pinnacle Financial Partners, Inc. 41 2,421
Popular, Inc. 52 2,910
Sterling Bancorp 110 2,200
Western Alliance Bancorp 52 2,872
Zions Bancorp NA 95 4,322
Total 275,668
Capital Markets 4.3%
Ameriprise Financial, Inc.
(b)
71 11,744
Bank of New York Mellon Corp. (The) 462 20,688
BlackRock, Inc. 64 33,750
Franklin Resources, Inc. 157 3,972
Intercontinental Exchange, Inc. 297 29,623
Invesco Ltd. 214 3,702
Janus Henderson Group PLC 88 2,224
Legg Mason, Inc. 47 1,840
MarketAxess Holdings, Inc. 20 7,084
Moody's Corp. 88 22,598
Morgan Stanley 648 33,865
S&P Global, Inc. 132 38,772
SEI Investments Co. 70 4,568
T Rowe Price Group, Inc. 127 16,958
Total 231,388
Consumer Finance 1.2%
Ally Financial, Inc. 214 6,854
Capital One Financial Corp. 252 25,150
Discover Financial Services 171 12,847
Navient Corp. 107 1,539
OneMain Holdings, Inc. 35 1,483
Santander Consumer USA Holdings, Inc. 57 1,517
SLM Corp. 233 2,544
Synchrony Financial 358 11,603
Total 63,537
Diversified Financial Services 0.2%
Equitable Holdings, Inc. 226 5,429
Voya Financial, Inc. 76 4,539
Total 9,968
Common Stocks (continued)
Issuer Shares Value ($)
Insurance 2.3%
Allstate Corp. (The) 179 21,219
American Financial Group, Inc. 40 4,352
Assurant, Inc. 33 4,308
Brighthouse Financial, Inc.
(a)
59 2,295
First American Financial Corp. 60 3,719
Hanover Insurance Group, Inc. (The) 22 3,049
Hartford Financial Services Group, Inc. (The) 195 11,560
Mercury General Corp. 15 736
MetLife, Inc. 429 21,326
Old Republic International Corp. 154 3,473
Principal Financial Group, Inc. 151 7,995
Prudential Financial, Inc. 220 20,033
Unum Group 115 3,069
Willis Towers Watson PLC 69 14,579
Total 121,713
Mortgage Real Estate Investment Trusts (REITs) 0.0%
MFA Financial, Inc. 241 1,880
Thrifts & Mortgage Finance 0.0%
MGIC Investment Corp. 191 2,634
Total Financials 706,788
Health Care  13.6%
Biotechnology 2.0%
AbbVie, Inc. 269 21,794
Agios Pharmaceuticals, Inc.
(a)
9 439
Alexion Pharmaceuticals, Inc.
(a)
40 3,976
Alkermes PLC
(a)
29 505
Alnylam Pharmaceuticals, Inc.
(a)
20 2,296
Amgen, Inc. 108 23,334
Biogen, Inc.
(a)
33 8,872
BioMarin Pharmaceutical, Inc.
(a)
32 2,672
Bluebird Bio, Inc.
(a)
9 717
Exact Sciences Corp.
(a)
25 2,332
Exelixis, Inc.
(a)
53 912
Gilead Sciences, Inc. 237 14,978
Incyte Corp.
(a)
32 2,338
Ionis Pharmaceuticals, Inc.
(a)
23 1,341
Moderna, Inc.
(a)
36 738
Neurocrine Biosciences, Inc.
(a)
16 1,601
Regeneron Pharmaceuticals, Inc.
(a)
15 5,069
Sage Therapeutics, Inc.
(a)
9 597
Sarepta Therapeutics, Inc.
(a)
10 1,160
Seattle Genetics, Inc.
(a)
20 2,168
United Therapeutics Corp.
(a)
8 781
Vertex Pharmaceuticals, Inc.
(a)
47 10,671
Total 109,291
Health Care Equipment & Supplies 2.6%
Abbott Laboratories 567 49,408
Baxter International, Inc. 159 14,186
DENTSPLY SIRONA, Inc. 74 4,144
Envista Holdings Corp.
(a)
9 266
Hill-Rom Holdings, Inc. 22 2,343
Hologic, Inc.
(a)
88 4,710
Medtronic PLC 440 50,794
STERIS PLC 28 4,219
Zimmer Biomet Holdings, Inc. 68 10,057
Total 140,127
Health Care Providers & Services 1.5%
AmerisourceBergen Corp. 51 4,363
Cardinal Health, Inc. 100 5,121
CVS Health Corp. 433 29,366
DaVita, Inc.
(a)
41 3,275

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2020 (Unaudited)
| 3
Common Stocks (continued)
Issuer Shares Value ($)
HCA Healthcare, Inc. 90 12,492
Humana, Inc. 44 14,795
McKesson Corp. 63 8,984
MEDNAX, Inc.
(a)
28 646
Premier, Inc. Class A
(a)
18 626
Total 79,668
Life Sciences Tools & Services 0.2%
IQVIA Holdings, Inc.
(a)
60 9,315
Pharmaceuticals 7.3%
Allergan PLC 108 20,157
Bristol-Myers Squibb Co. 775 48,786
Eli Lilly & Co. 285 39,797
Jazz Pharmaceuticals PLC
(a)
19 2,724
Johnson & Johnson 879 130,857
Merck & Co., Inc. 856 73,137
Mylan NV
(a)
175 3,748
Perrigo Co. PLC 42 2,396
Pfizer, Inc. 1,851 68,931
Total 390,533
Total Health Care 728,934
Industrials  9.5%
Aerospace & Defense 2.0%
Curtiss-Wright Corp. 18 2,618
Huntington Ingalls Industries, Inc. 18 4,698
Lockheed Martin Corp. 107 45,809
Northrop Grumman Corp. 69 25,845
Raytheon Co. 122 26,955
Spirit AeroSystems Holdings, Inc. Class A 45 2,939
Total 108,864
Air Freight & Logistics 0.2%
CH Robinson Worldwide, Inc. 59 4,261
Expeditors International of Washington, Inc. 74 5,405
XPO Logistics, Inc.
(a)
40 3,557
Total 13,223
Airlines 0.5%
Copa Holdings SA Class A 14 1,371
Delta Air Lines, Inc. 253 14,102
Southwest Airlines Co. 211 11,601
Total 27,074
Building Products 0.2%
Fortune Brands Home & Security, Inc. 61 4,191
Masco Corp. 126 5,988
Owens Corning 47 2,843
Total 13,022
Commercial Services & Supplies 0.8%
Cintas Corp. 36 10,043
Clean Harbors, Inc.
(a)
22 1,809
Copart, Inc.
(a)
85 8,624
Waste Management, Inc. 182 22,149
Total 42,625
Construction & Engineering 0.1%
AECOM
(a)
68 3,280
Valmont Industries, Inc. 9 1,278
Total 4,558
Electrical Equipment 0.9%
Acuity Brands, Inc. 17 2,004
AMETEK, Inc. 99 9,618
Eaton Corp. PLC 185 17,477
GrafTech International Ltd. 27 290
Hubbell, Inc. 24 3,437
nVent Electric PLC 66 1,643
Regal Beloit Corp. 18 1,412
Common Stocks (continued)
Issuer Shares Value ($)
Rockwell Automation, Inc. 51 9,775
Total 45,656
Industrial Conglomerates 1.8%
3M Co. 242 38,396
Carlisle Cos., Inc. 24 3,749
Honeywell International, Inc. 313 54,218
Total 96,363
Machinery 1.2%
Allison Transmission Holdings, Inc. 48 2,122
Cummins, Inc. 68 10,878
Dover Corp. 63 7,173
IDEX Corp. 33 5,407
Illinois Tool Works, Inc. 142 24,847
Oshkosh Corp. 30 2,581
Parker-Hannifin Corp. 56 10,959
Timken Co. (The) 29 1,523
Total 65,490
Professional Services 0.2%
ManpowerGroup, Inc. 26 2,379
Nielsen Holdings PLC 154 3,142
Robert Half International, Inc. 50 2,908
Total 8,429
Road & Rail 1.5%
CSX Corp. 328 25,039
Landstar System, Inc. 17 1,883
Union Pacific Corp. 304 54,544
Total 81,466
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc.
(a)
74 3,015
Total Industrials 509,785
Information Technology  24.2%
Communications Equipment 1.2%
Arista Networks, Inc.
(a)
15 3,350
Cisco Systems, Inc. 1,089 50,061
F5 Networks, Inc.
(a)
16 1,954
Motorola Solutions, Inc. 42 7,434
Total 62,799
Electronic Equipment, Instruments & Components 0.2%
Avnet, Inc. 26 949
Keysight Technologies, Inc.
(a)
47 4,371
Zebra Technologies Corp. Class A
(a)
14 3,346
Total 8,666
IT Services 4.7%
Accenture PLC Class A 159 32,628
Automatic Data Processing, Inc. 109 18,681
CACI International, Inc. Class A
(a)
6 1,605
Euronet Worldwide, Inc.
(a)
13 2,049
FleetCor Technologies, Inc.
(a)
21 6,620
Genpact Ltd. 47 2,081
Global Payments, Inc. 74 14,463
Leidos Holdings, Inc. 34 3,416
Mastercard, Inc. Class A 223 70,455
Paychex, Inc. 81 6,947
VeriSign, Inc.
(a)
26 5,412
Visa, Inc. Class A 433 86,154
Total 250,511
Semiconductors & Semiconductor Equipment 2.9%
Broadcom, Inc. 101 30,821
Intel Corp. 1,113 71,154
Lam Research Corp. 37 11,034
Maxim Integrated Products, Inc. 68 4,088
Microchip Technology, Inc. 59 5,751

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2020 (Unaudited)
4 |
Common Stocks (continued)
Issuer Shares Value ($)
Qorvo, Inc.
(a)
30 3,176
QUALCOMM, Inc. 311 26,531
Skyworks Solutions, Inc. 43 4,866
Total 157,421
Software 8.5%
Adobe, Inc.
(a)
118 41,434
ANSYS, Inc.
(a)
21 5,761
Aspen Technology, Inc.
(a)
17 2,023
Atlassian Corp. PLC Class A
(a)
26 3,822
Autodesk, Inc.
(a)
55 10,827
Cadence Design Systems, Inc.
(a)
69 4,976
Cerence, Inc.
(a)
9 192
Dropbox, Inc. Class A
(a)
53 902
Dynatrace, Inc.
(a)
16 501
Fortinet, Inc.
(a)
36 4,153
Intuit, Inc. 61 17,103
LogMeIn, Inc. 12 1,032
Microsoft Corp. 1,892 322,075
NortonLifeLock, Inc. 147 4,178
Palo Alto Networks, Inc.
(a)
24 5,635
Paycom Software, Inc.
(a)
12 3,818
Paylocity Holding Corp.
(a)
8 1,135
Proofpoint, Inc.
(a)
14 1,719
ServiceNow, Inc.
(a)
46 15,559
SolarWinds Corp.
(a)
11 208
SS&C Technologies Holdings, Inc. 56 3,528
Synopsys, Inc.
(a)
37 5,458
VMware, Inc. Class A
(a)
20 2,961
Total 459,000
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc. 1,125 348,199
Dell Technologies, Inc. Class C
(a)
38 1,853
HP, Inc. 381 8,123
NetApp, Inc. 60 3,204
Xerox Holdings Corp. 47 1,672
Total 363,051
Total Information Technology 1,301,448
Materials  2.4%
Chemicals 1.3%
Cabot Corp. 45 1,793
Celanese Corp. 96 9,936
CF Industries Holdings, Inc. 169 6,807
Eastman Chemical Co. 107 7,626
Huntsman Corp. 173 3,557
LyondellBasell Industries NV Class A 208 16,195
Olin Corp. 132 1,963
PPG Industries, Inc. 183 21,931
Total 69,808
Construction Materials 0.1%
Eagle Materials, Inc. 32 2,917
Containers & Packaging 0.6%
Ardagh Group SA 14 267
Avery Dennison Corp. 65 8,531
International Paper Co. 304 12,379
Packaging Corp. of America 73 6,990
Sealed Air Corp. 122 4,331
Silgan Holdings, Inc. 61 1,882
Total 34,380
Metals & Mining 0.4%
Nucor Corp. 242 11,493
Reliance Steel & Aluminum Co. 51 5,855
Common Stocks (continued)
Issuer Shares Value ($)
Steel Dynamics, Inc. 164 4,900
Total 22,248
Paper & Forest Products 0.0%
Domtar Corp. 49 1,706
Total Materials 131,059
Real Estate  3.8%
Equity Real Estate Investment Trusts (REITs) 3.6%
American Homes 4 Rent Class A 121 3,307
American Tower Corp. 206 47,738
Brandywine Realty Trust 82 1,281
Brixmor Property Group, Inc. 142 2,834
Brookfield Property REIT, Inc. Class A 35 646
Corporate Office Properties Trust 54 1,608
CyrusOne, Inc. 53 3,225
Douglas Emmett, Inc. 80 3,320
Empire State Realty Trust, Inc. Class A 70 949
Equity LifeStyle Properties, Inc. 82 5,966
Equity Residential 175 14,539
Essex Property Trust, Inc. 31 9,603
Extra Space Storage, Inc. 59 6,530
Gaming and Leisure Properties, Inc. 96 4,536
Highwoods Properties, Inc. 48 2,405
Invitation Homes, Inc. 252 7,930
Lamar Advertising Co. Class A 41 3,805
Life Storage, Inc. 22 2,490
Mid-America Apartment Communities, Inc. 54 7,409
Outfront Media, Inc. 67 1,993
Paramount Group, Inc. 96 1,350
Prologis, Inc. 300 27,864
Public Storage 70 15,663
SBA Communications Corp. 52 12,977
SITE Centers Corp. 67 852
Spirit Realty Capital, Inc. 43 2,270
Taubman Centers, Inc. 28 740
Total 193,830
Real Estate Management & Development 0.2%
CBRE Group, Inc. Class A
(a)
161 9,829
Total Real Estate 203,659
Utilities  3.3%
Electric Utilities 2.5%
American Electric Power Co., Inc. 241 25,117
Duke Energy Corp. 357 34,854
Entergy Corp. 97 12,758
Exelon Corp. 482 22,938
PG&E Corp.
(a)
272 4,137
Southern Co. (The) 513 36,115
Total 135,919
Gas Utilities 0.0%
National Fuel Gas Co. 40 1,727
Independent Power and Renewable Electricity Producers
0.3%
AES Corp. (The) 327 6,494
NRG Energy, Inc. 124 4,575
Vistra Energy Corp. 212 4,774
Total 15,843
Multi-Utilities 0.5%
DTE Energy Co. 90 11,935
Public Service Enterprise Group, Inc. 249 14,741
Total 26,676
Total Utilities 180,165
Total Common Stocks
(Cost $5,006,835) 5,353,584

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
January 31, 2020 (Unaudited)
| 5
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2020 are as follows:
(c) The rate shown is the seven-day current annualized yield at January 31, 2020.
Money Market Funds 0.4%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
- Treasury Instruments Fund, Institutional
Shares, 1.409%
(c)
(Cost $20,937) 20,937 20,937
Total Money Market Funds
(Cost $20,937) 20,937
Total Investments in Securities
(Cost $5,027,772) 5,374,521
Other Assets & Liabilities, Net 3,853
Net Assets 5,378,374
Issuer
Beginning
shares
Shares
purchased
Shares
sold
Ending
shares
Realized gain/
(loss) ($)
Net change in
unrealized
appreciation
(depreciation) ($)
Dividend —
affiliated
issuers ($) Value ($)
Ameriprise Financial, Inc. 55 16 – 71 – 756 53 11,744
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.